Equity - Schedule of Share-based Payment Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total expenses	$ 79	$ 682	$ 1,107	$ 27	$ 25
Research and Development [Member]
Total expenses	56
General and Administrative [Member]
Total expenses	$ 23